Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

November 26, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y, as applicable, of Invesco Oppenheimer Senior Floating Rate Fund and Invesco Oppenheimer Senior Floating Rate Plus Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 124 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 124 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on November 21, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5086 or at emily.ast@invesco.com.

Very truly yours,

/s/ Emily Ast

Emily Ast

Senior Counsel